FINANCIAL INSTRUMENTS - Schedule of Financial Assets and Liabilities (Details) - GBP (£) £ in Millions		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial assets
Cash and balances at central banks		£ 76,420	£ 73,257	£ 55,130
Items in the course of collection from banks		147	299
Financial assets at fair value through profit or loss	[1]	206,771	191,169
Derivative financial instruments		22,051	29,613
Loans and advances to banks and reverse repurchase agreements		10,533	10,746	9,775
Loans and advances to customers and reverse repurchase agreements		499,788	498,843
Debt securities		6,835	5,405
Financial assets at amortised cost		517,156	514,994
Financial assets at fair value through other comprehensive income		28,137	27,603
Reinsurance assets		759	842
Total financial assets		851,441	837,777
Financial liabilities
Deposits from banks and repurchase agreements		37,732	31,465
Customer deposits and repurchase agreements		477,384	460,068
Items in course of transmission to banks		316	306
Financial liabilities at fair value through profit or loss		23,123	22,646
Derivative financial instruments		18,060	27,313
Notes in circulation		1,321	1,305
Debt securities in issue		71,552	87,397
Liabilities arising from non-participating investment contracts		45,040	38,452
Other		1,783	2,015
Subordinated liabilities		13,108	14,261	£ 17,130
Total financial liabilities		812,842	801,288
Derivatives designated as hedging instruments
Financial assets
Derivative financial instruments		86	816
Total financial assets		86	816
Financial liabilities
Derivative financial instruments		327	684
Total financial liabilities		327	684
Designated at fair value through profit or loss
Financial liabilities
Financial liabilities at fair value through profit or loss		6,541	6,828
Liabilities arising from non-participating investment contracts		45,040	38,452
Total financial liabilities		51,581	45,280
At fair value through other comprehensive income
Financial assets
Financial assets at fair value through other comprehensive income		28,137	27,603
Total financial assets		28,137	27,603
Held at amortised cost
Financial assets
Cash and balances at central banks		76,420	73,257
Items in the course of collection from banks		147	299
Loans and advances to banks and reverse repurchase agreements		10,533	10,746
Loans and advances to customers and reverse repurchase agreements		499,788	498,843
Debt securities		6,835	5,405
Financial assets at amortised cost		517,156	514,994
Total financial assets		593,723	588,550
Financial liabilities
Deposits from banks and repurchase agreements		37,732	31,465
Customer deposits and repurchase agreements		477,384	460,068
Items in course of transmission to banks		316	306
Notes in circulation		1,321	1,305
Debt securities in issue		71,552	87,397
Other		1,475	1,672
Subordinated liabilities		13,108	14,261
Total financial liabilities		602,888	596,474
Insurance- related contracts
Financial assets
Reinsurance assets		759	842
Total financial assets		759	842
Financial liabilities
Liabilities arising from insurance and investment contracts		123,423	116,060
Liabilities arising from non-participating investment contracts		0
Other		308	343
Total financial liabilities		123,731	116,403
Mandatorily held at fair value through profit or loss | Held for trading
Financial assets
Financial assets at fair value through profit or loss		21,760	20,825
Derivative financial instruments		21,965	28,797
Total financial assets		43,725	49,622
Financial liabilities
Financial liabilities at fair value through profit or loss		16,582	15,818
Derivative financial instruments		17,733	26,629
Total financial liabilities		34,315	42,447
Mandatorily held at fair value through profit or loss | Other
Financial assets
Financial assets at fair value through profit or loss		185,011	170,344
Reinsurance assets		0	0
Total financial assets		£ 185,011	£ 170,344

[1]	See note 1 regarding changes to presentation.